BUSINESS COMBINATIONS (Details) (USD $)				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 The About Group	Sep. 24, 2012 The About Group topic
Business Acquisition [Line Items]
Number of topics on online library					90,000
Purchase consideration paid in cash					$ 300,000,000
Purchase consideration, net working capital					17,100,000
Revenue of acquiree since acquisition date				30,100,000
Earnings of acquiree since aquisition date				3,800,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents					998,000
Other current assets					22,657,000
Property and equipment					8,988,000
Goodwill	1,616,154,000	1,358,524,000	989,493,000		190,616,000
Intangible assets					103,289,000
Total assets					770,000
Total assets					327,318,000
Current liabilities					(7,027,000)
Other long-term liabilities					(3,179,000)
Net assets					$ 317,112,000